Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2013
Components of total pension costs
Components of total benefit costs

	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
in	2013	2012	2011	2013	2012	2011	2013	2012	2011
Total benefit costs (CHF million)
Service costs on benefit obligation	347	347	319	24	30	33	0	1	0
Interest costs on benefit obligation	304	378	416	122	127	123	8	8	7
Expected return on plan assets	(575)	(617)	(668)	(161)	(164)	(160)	0	0	0
Amortization of recognized prior service cost/(credit)	(92)	(52)	17	0	(1)	0	0	(2)	(2)
Amortization of recognized actuarial losses/(gains)	258	144	84	79	74	51	13	13	9
Net periodic benefit costs	242	200	168	64	66	47	21	20	14
Settlement losses/(gains)	40	90	0	0	0	0	0	0	0
Curtailment losses/(gains)	(28)	(35)	1	0	0	0	0	0	0
Special termination benefits	19	19	10	0	0	0	0	0	0
Total benefit costs	273	274	179	64	66	47	21	20	14

Obligations and funded status of the plans
Obligations and funded status of the plans

	Defined benefit pension plans				Other post-retirement defined benefit plans
	Switzerland		International		International
in / end of	2013	2012	2013	2012	2013	2012
PBO (CHF million) [1]
Beginning of the measurement period	14,296	13,944	2,773	2,675	180	174
Plan participant contributions	209	231	0	0	0	0
Service cost	347	347	24	30	0	1
Interest cost	304	378	122	127	8	8
Plan amendments	0	(402)	0	0	0	0
Settlements	(208)	(335)	(4)	0	0	0
Curtailments	(5)	(64)	(2)	(12)	0	0
Special termination benefits	19	19	1	1	0	0
Actuarial losses/(gains)	(736)	855	69	70	(8)	10
Plans removed	0	0	0	(6)	0	0
Benefit payments	(753)	(677)	(97)	(103)	(8)	(8)
Exchange rate losses/(gains)	0	0	(43)	(9)	(4)	(5)
End of the measurement period	13,473	14,296	2,843	2,773	168	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	14,340	13,604	2,893	2,586	0	0
Actual return on plan assets	913	1,035	183	234	0	0
Employer contributions	411	482	67	158	8	8
Plan participant contributions	209	231	0	0	0	0
Settlements	(208)	(335)	(4)	0	0	0
Benefit payments	(753)	(677)	(97)	(103)	(8)	(8)
Exchange rate gains/(losses)	0	0	(35)	18	0	0
End of the measurement period	14,912	14,340	3,007	2,893	0	0
Funded status recognized (CHF million)
Funded status of the plan – overfunded/(underfunded)	1,439	44	164	120	(168)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	1,439	44	164	120	(168)	(180)
Total amount recognized (CHF million)
Noncurrent assets	1,439	45	520	695	0	0
Current liabilities	0	0	(8)	(7)	(8)	(8)
Noncurrent liabilities	0	(1)	(348)	(568)	(160)	(172)
Total amount recognized in the consolidated balance sheet as of December 31	1,439	44	164	120	(168)	(180)
ABO (CHF million) [2]
End of the measurement period	13,043	13,821	2,785	2,714	–	–
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets

	PBO exceeds fair value of plan assets				[1]	ABO exceeds fair value of plan assets				[1]
	Switzerland		International			Switzerland		International
December 31	2013	2012	2013	2012		2013	2012	2013	2012
CHF million
PBO	0	6	1,334	1,400		0	6	1,319	1,382
ABO	0	5	1,307	1,364		0	5	1,298	1,354
Fair value of plan assets	0	5	978	825		0	5	964	810
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax

	Defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2013	2012	2013	2012	2013	2012
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(2,717)	(3,748)	(40)	(53)	(2,757)	(3,801)
Prior service credit/(cost)	512	607	3	3	515	610
Total	(2,205)	(3,141)	(37)	(50)	(2,242)	(3,191)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income

	Defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2013 (CHF million)
Actuarial gains/(losses)	1,027	(288)	[1]	739	8	(3)	5	744
Amortization of actuarial losses/(gains)	337	(83)		254	13	(5)	8	262
Amortization of prior service cost/(credit)	(92)	20		(72)	0	0	0	(72)
Immediate recognition due to curtailment/settlement	18	(3)		15	0	0	0	15
Total amounts recognized in other comprehensive income	1,290	(354)		936	21	(8)	13	949
2012 (CHF million)
Actuarial gains/(losses)	(437)	92		(345)	(10)	4	(6)	(351)
Prior service credit/(cost)	402	(83)		319	0	0	0	319
Amortization of actuarial losses/(gains)	218	(57)		161	13	(5)	8	169
Amortization of prior service cost/(credit)	(53)	12		(41)	(2)	1	(1)	(42)
Immediate recognition due to curtailment/settlement	131	(28)		103	0	0	0	103
Total amounts recognized in other comprehensive income	261	(64)		197	1	0	1	198
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Group's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2014

in 2014	Defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	146	5
Amortization of prior service cost/(credit)	(69)	0
Total	77	5

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation

	Defined benefit pension plans						Other post-retirement defined benefit plans
	Switzerland			International			International
December 31	2013	2012	2011	2013	2012	2011	2013	2012	2011
Net periodic benefit cost (%)
Discount rate	2.2	2.8	3.1	4.5	4.8	5.5	4.3	4.7	5.5
Salary increases	1.2	1.4	2.0	4.0	4.0	4.2	–	–	–
Expected long-term rate of return on plan assets	4.0	4.3	4.8	6.2	6.4	7.3	–	–	–
Benefit obligation (%)
Discount rate	2.6	2.2	2.8	4.7	4.5	4.8	5.1	4.3	4.7
Salary increases	1.2	1.2	1.4	4.3	4.0	4.0	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity

in / end of	2013	2012	2011
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	9.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	1.3	1.4	1.3
One percentage point decrease in health care cost trend rates	(1.0)	(1.1)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	23	27	23
One percentage point decrease in health care cost trend rates	(19)	(22)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis

	2013						2012
end of	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	3,335		35		0	3,370	2,630	0		0	2,630
Debt securities	415		2,978		0	3,393	1,137	2,894		0	4,031
of which governments	395		0		0	395	959	28		0	987
of which corporates	20		2,978		0	2,998	178	2,866		0	3,044
Equity securities	2,224		2,321		0	4,545	1,821	1,651		0	3,472
Real estate	0		564		1,125	1,689	0	552		1,080	1,632
of which direct	0		0		1,123	1,123	0	0		1,078	1,078
of which indirect	0		564		2	566	0	552		2	554
Alternative investments	0		1,178		737	1,915	0	1,908		662	2,570
of which private equity	0		0		607	607	0	0		662	662
of which hedge funds	0		1,086		0	1,086	0	1,668		0	1,668
of which other	0		92	[1]	130	222	0	240	[1]	0	240
Other investments	0		0		0	0	0	5		0	5
Switzerland	5,974		7,076		1,862	14,912	5,588	7,010		1,742	14,340
Cash and cash equivalents	66		333		0	399	0	394		0	394
Debt securities	335		1,017		177	1,529	234	1,128		71	1,433
of which governments	335		30		0	365	234	8		0	242
of which corporates	0		987		177	1,164	0	1,120	[2]	71	1,191
Equity securities	172		441		0	613	188	325	[2]	0	513
Real estate – indirect	0		0		94	94	0	0		89	89
Alternative investments	(23)		290		7	274	0	335		34	369
of which private equity	0		0		0	0	0	0		4	4
of which hedge funds	0		264		3	267	0	94	[2]	30	124
of which other	(23)	[1]	26	[1]	4	7	0	241	[1]	0	241
Other investments	0		98		0	98	0	95		0	95
International	550		2,179		278	3,007	422	2,277		194	2,893
Total plan assets at fair value	6,524		9,255		2,140	17,919	6,010	9,287		1,936	17,233
1 Primarily related to derivative instruments.
2 Prior period has been corrected to reclassify certain plan assets from equity securities to corporate debt and hedge funds, respectively.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3

				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate	1,169	0	0	52	0	0	(2)	1,219
of which direct	1,078	0	0	45	0	0	0	1,123
of which indirect	91	0	0	7	0	0	(2)	96
Alternative investments	696	149	(147)	37	7	15	(13)	744
of which private equity	666	0	(147)	45	1	47	(5)	607
of which hedge funds	30	2	0	(3)	2	(27)	(1)	3
of which other	0	147	0	(5)	4	(5)	(7)	134
Total plan assets at fair value	1,936	150	(148)	94	7	118	(17)	2,140
of which Switzerland	1,742	147	(147)	87	0	42	(9)	1,862
of which International	194	3	(1)	7	7	76	(8)	278
2012 (CHF million)
Debt securities – corporates	90	0	(28)	9	3	(3)	0	71
Real estate	1,118	0	0	50	0	3	(2)	1,169
of which direct	1,034	0	0	44	0	0	0	1,078
of which indirect	84	0	0	6	0	3	(2)	91
Alternative investments	696	0	0	(17)	3	31	(17)	696
of which private equity	615	0	0	(18)	2	82	(15)	666
of which hedge funds	81	0	0	1	1	(51)	(2)	30
Total plan assets at fair value	1,904	0	(28)	42	6	31	(19)	1,936
of which Switzerland	1,640	0	0	27	0	89	(14)	1,742
of which International	264	0	(28)	15	6	(58)	(5)	194

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation

	Switzerland		International
December 31	2013	2012	2013	2012
Weighted-average plan asset allocation (%)
Cash and cash equivalents	22.6	18.3	13.3	13.6
Debt securities	22.8	28.1	50.7	49.5	[1]
Equity securities	30.4	24.2	20.4	17.8	[1]
Real estate	11.3	11.4	3.1	3.1
Alternative investments	12.9	18.0	9.2	12.7	[1]
Insurance	0.0	0.0	3.3	3.3
Total	100.0	100.0	100.0	100.0
1 Prior period has been corrected to reclassify certain plan assets from equity securities to debt securities and alternative investments, respectively.

Weighted-average target plan asset allocation to be applied prospectively
Weighted-average target plan asset allocation for 2014

	Switzerland	International
2014 (%)
Cash and cash equivalents	10	0
Debt securities	35	59
Equity securities	30	25
Real estate	12	3
Alternative investments	13	10
Insurance	0	3
Total	100	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans

	Defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2014	969	8
2015	956	9
2016	936	10
2017	909	10
2018	896	11
For five years thereafter	4,933	59

Bank
Components of total pension costs
Components of total benefit costs

	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
in	2013	2012	2011	2013	2012	2011
Total benefit costs (CHF million)
Service costs on benefit obligation	24	30	33	0	1	0
Interest costs on benefit obligation	122	127	123	8	8	7
Expected return on plan assets	(161)	(164)	(160)	0	0	0
Amortization of recognized prior service cost/(credit)	0	(1)	0	0	(2)	(2)
Amortization of recognized actuarial losses/(gains)	79	74	51	13	13	9
Total benefit costs	64	66	47	21	20	14

Obligations and funded status of the plans
Obligations and funded status of the plans

	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans
in / end of	2013	2012	2013	2012
PBO (CHF million) [1]
Beginning of the measurement period	2,773	2,675	180	174
Service cost	24	30	0	1
Interest cost	122	127	8	8
Plan amendments	0	0	0	0
Settlements	(4)	0	0	0
Curtailments	(2)	(12)	0	0
Special termination benefits	1	1	0	0
Actuarial losses/(gains)	69	70	(8)	10
Plans removed	0	(6)	0	0
Benefit payments	(97)	(103)	(8)	(8)
Exchange rate losses/(gains)	(43)	(9)	(4)	(5)
End of the measurement period	2,843	2,773	168	180
Fair value of plan assets (CHF million)
Beginning of the measurement period	2,893	2,586	0	0
Actual return on plan assets	183	234	0	0
Employer contributions	67	158	8	8
Settlements	(4)	0	0	0
Benefit payments	(97)	(103)	(8)	(8)
Exchange rate gains/(losses)	(35)	18	0	0
End of the measurement period	3,007	2,893	0	0
Total funded status recognized (CHF million)
Funded status of the plan – over/(underfunded)	164	120	(168)	(180)
Funded status recognized in the consolidated balance sheet as of December 31	164	120	(168)	(180)
Total amount recognized (CHF million)
Noncurrent assets	520	695	0	0
Current liabilities	(8)	(7)	(8)	(8)
Noncurrent liabilities	(348)	(568)	(160)	(172)
Total amount recognized in the consolidated balance sheet as of December 31	164	120	(168)	(180)
ABO (CHF million) [2]
End of the measurement period	2,785	2,714	–	–
1 Including estimated future salary increases.
2 Excluding estimated future salary increases.

Defined benefit pension plans in which PBO and ABO were in excess of plan assets
Defined benefit pension plans in which PBO or ABO exceeded plan assets

	PBO exceeds fair value of plan assets		[1]	ABO exceeds fair value of plan assets		[1]
December 31	2013	2012		2013	2012
CHF million
PBO	1,334	1,400		1,319	1,382
ABO	1,307	1,364		1,298	1,354
Fair value of plan assets	978	825		964	810
1 Includes only those defined benefit pension plans where the PBO/ABO exceeded the fair value of plan assets.

Amounts recognized in AOCI, net of tax
Amounts recognized in AOCI, net of tax

	International single-employer defined benefit pension plans		Other post-retirement defined benefit plans		Total
end of	2013	2012	2013	2012	2013	2012
Amounts recognized in AOCI (CHF million)
Actuarial gains/(losses)	(674)	(617)	(40)	(53)	(714)	(670)
Prior service credit/(cost)	0	0	3	3	3	3
Total	(674)	(617)	(37)	(50)	(711)	(667)

Amounts recognized in other comprehensive income
Amounts recognized in other comprehensive income

	International single-employer defined benefit pension plans				Other post-retirement defined benefit plans
in	Gross	Tax		Net	Gross	Tax	Net	Total net
2013 (CHF million)
Actuarial gains/(losses)	(47)	(62)	[1]	(109)	8	(3)	5	(104)
Amortization of actuarial losses/(gains)	79	(29)		50	13	(5)	8	58
Immediate recognition due to curtailment/settlement	2	0		2	0	0	0	2
Total amounts recognized in other comprehensive income	34	(91)		(57)	21	(8)	13	(44)
2012 (CHF million)
Actuarial gains/(losses)	0	0		0	(10)	4	(6)	(6)
Amortization of actuarial losses/(gains)	74	(27)		47	13	(5)	8	55
Amortization of prior service cost/(credit)	(1)	1		0	(2)	1	(1)	(1)
Immediate recognition due to curtailment/settlement	12	(2)		10	0	0	0	10
Total amounts recognized in other comprehensive income	85	(28)		57	1	0	1	58
1
Includes the impact from the valuation allowance recognized on deferred tax assets on one of the Bank's entities in the UK, offsetting the tax benefit of CHF 37 million attributable to the UK pension plan.

Amounts in AOCI, net of tax, expected to be amortized in 2012
Amounts in AOCI, net of tax, expected to be amortized in 2014

in 2014	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
CHF million
Amortization of actuarial losses/(gains)	38	5
Total	38	5

Weighted-average assumptions used to determine net periodic pension cost and benefit obligation
Weighted-average assumptions used to determine net periodic benefit costs and benefit obligation

	International single-employer defined benefit pension plans			Other post-retirement defined benefit plans
December 31	2013	2012	2011	2013	2012	2011
Net periodic benefit cost (%)
Discount rate	4.5	4.8	5.5	4.3	4.7	5.5
Salary increases	4.0	4.0	4.2	–	–	–
Expected long-term rate of return on plan assets	6.2	6.4	7.3	–	–	–
Benefit obligation (%)
Discount rate	4.7	4.5	4.8	5.1	4.3	4.7
Salary increases	4.3	4.0	4.0	–	–	–

Health care cost trend rates and sensitivity
Health care cost trend rates and sensitivity

in / end of	2013	2012	2011
Health care cost trend rate (%)
Annual weighted-average health care cost trend rate [1]	8.00	9.00	9.00
Increase/(decrease) in post-retirement expenses (CHF million)
One percentage point increase in health care cost trend rates	1.3	1.4	1.3
One percentage point decrease in health care cost trend rates	(1.0)	(1.1)	(1.1)
Increase/(decrease) in post-retirement benefit obligation (CHF million)
One percentage point increase in health care cost trend rates	23	27	23
One percentage point decrease in health care cost trend rates	(19)	(22)	(19)
1 The annual health care cost trend rate is assumed to decrease gradually to achieve the long-term health care cost trend rate of 5 % by 2021.

Plan assets measured at fair value on a recurring basis
Plan assets measured at fair value on a recurring basis

	2013						2012
end of	Level 1		Level 2		Level 3	Total	Level 1	Level 2		Level 3	Total
Plan assets at fair value (CHF million)
Cash and cash equivalents	66		333		0	399	0	394		0	394
Debt securities	335		1,017		177	1,529	234	1,128		71	1,433
of which governments	335		30		0	365	234	8		0	242
of which corporates	0		987		177	1,164	0	1,120	[2]	71	1,191
Equity securities	172		441		0	613	188	325	[2]	0	513
Real estate – indirect	0		0		94	94	0	0		89	89
Alternative investments	(23)		290		7	274	0	335		34	369
of which private equity	0		0		0	0	0	0		4	4
of which hedge funds	0		264		3	267	0	94	[2]	30	124
of which other	(23)	[1]	26	[1]	4	7	0	241	[1]	0	241
Other investments	0		98		0	98	0	95		0	95
Total plan assets at fair value	550		2,179		278	3,007	422	2,277		194	2,893
1 Primarily related to derivative instruments.
2 Prior period has been corrected to reclassify certain plan assets from equity securities to corporate debt and hedge funds, respectively.

Plan assets measured at fair value on a recurring basis for level 3
Plan assets measured at fair value on a recurring basis for level 3

				Actual return on plan assets
	Balance at beginning of period	Transfers in	Transfers out	On assets still held at reporting date	On assets sold during the period	Purchases, sales, settlements	Foreign currency translation impact	Balance at end of period
2013 (CHF million)
Debt securities – corporates	71	1	(1)	5	0	103	(2)	177
Real estate – indirect	89	0	0	7	0	0	(2)	94
Alternative investments	34	2	0	(5)	7	(27)	(4)	7
of which private equity	4	0	0	(1)	0	(3)	0	0
of which hedge funds	30	2	0	(4)	3	(28)	0	3
of which other	0	0	0	0	4	4	(4)	4
Total plan assets at fair value	194	3	(1)	7	7	76	(8)	278
2012 (CHF million)
Debt securities – corporates	90	0	(28)	9	3	(3)	0	71
Real estate – indirect	84	0	0	6	0	1	(2)	89
Alternative investments	90	0	0	0	3	(56)	(3)	34
of which private equity	9	0	0	(1)	2	(6)	0	4
of which hedge funds	81	0	0	1	1	(50)	(3)	30
Total plan assets at fair value	264	0	(28)	15	6	(58)	(5)	194

Weighted-average plan asset allocation as of the measurement date
Weighted-average plan asset allocation

December 31	2013	2012
Weighted-average plan asset allocation (%)
Cash and cash equivalents	13.3	13.6
Debt securities	50.7	49.5	[1]
Equity securities	20.4	17.8	[1]
Real estate	3.1	3.1
Alternative investments	9.2	12.7	[1]
Insurance	3.3	3.3
Total	100.0	100.0
1 Prior period has been corrected to reclassify certain plan assets from equity securities to debt securities and alternative investments, respectively.

Weighted-average target plan asset allocation to be applied prospectively	Weighted-average target plan asset allocation for 2014
2014 (%)
Cash and cash equivalents	0
Debt securities	59
Equity securities	25
Real estate	3
Alternative investments	10
Insurance	3
Total	100

Estimated future benefit payments for defined benefit pension and other post-retirement defined benefit plans
Estimated future benefit payments for defined benefit plans

	International single-employer defined benefit pension plans	Other post-retirement defined benefit plans
Estimated future benefit payments (CHF million)
2014	64	8
2015	73	9
2016	74	10
2017	80	10
2018	96	11
For five years thereafter	615	59